CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenues	$ 468	$ 373
Cost of revenues	399	153
Gross profit	69	220
Operating expenses:
Research and development, net	9,283	8,478
Business development	1,242	1,438
General and administrative	3,249	2,388
Total operating expenses	13,774	12,304
Operating loss	(13,705)	(12,084)
Financing income	617	643
Financing expenses	(919)	(584)
Financing income (expense), net	(302)	59
Loss before taxes on income	(14,007)	(12,025)
Taxes on income	11	7
Loss	(14,018)	(12,032)
Attributable to:
Equity holders of the Company	(12,812)	(10,468)
Non-controlling interests	(1,206)	(1,564)
Loss	$ (14,018)	$ (12,032)
Basic and diluted loss per share, attributable to equity holders of the Company	$ (0.32)	$ (0.41)
Weighted average number of Shares used in computing basic and diluted loss per share	39,778,174	25,754,297